PROSHARES

ProShares DJ Brookfield Global Infrastructure ETF

ProShares Global Listed Private Equity ETF

ProShares K-1 Free Crude Oil Strategy ETF

ProShares Managed Futures Strategy ETF

ProShares Merger ETF

ProShares MSCI EAFE Dividend Growers ETF

ProShares MSCI Emerging Markets Dividend Growers ETF

ProShares MSCI Europe Dividend Growers ETF

ProShares Pet Care ETF

ProShares Short FTSE China 50

ProShares Short MSCI EAFE

ProShares Short MSCI Emerging Markets

ProShares Short Term USD Emerging Markets Bond ETF

ProShares Ultra FTSE China 50

ProShares Ultra FTSE Europe

ProShares Ultra MSCI Brazil Capped

ProShares Ultra MSCI EAFE

ProShares Ultra MSCI Emerging Markets

ProShares Ultra MSCI Japan

ProShares UltraShort FTSE China 50

ProShares UltraShort FTSE Europe

ProShares UltraShort MSCI Brazil Capped

ProShares UltraShort MSCI EAFE

ProShares UltraShort MSCI Emerging Markets

ProShares UltraShort MSCI Japan

(each a “Fund” and, collectively, the “Funds”)

Supplement dated August 14, 2020

to the Funds’ Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 1, 2019, each as supplemented or amended

Ryan Dofflemeyer no longer serves as a portfolio manager of the Funds and has been replaced by Alexander Ilyasov. The following changes to each Fund’s summary prospectus, statutory prospectus and statement of additional information are effective immediately:

Prospectus and Summary Prospectus:

The “Management” section in the summary section of ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF is deleted in its entirety and replaced with the following:

The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and April 2019, respectively.

The “Management” section in the summary section of ProShares Pet Care ETF is deleted in its entirety and replaced with the following:

The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Scott Hanson, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and October 2018, respectively.

The “Management” section in each other Fund’s summary section is deleted in its entirety and replaced with the following:

The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Scott Hanson, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and August 2016, respectively.

The paragraph containing Ryan Dofflemeyer’s biography in the “Portfolio Management” section of each Statutory Prospectus is deleted in its entirety. For ProShares Pet Care ETF, the following is added to the “Portfolio Management” section of the Statutory Prospectus.

Alexander Ilyasov, ProShare Advisors: Senior Portfolio Manager since October 2013 and Portfolio Manager from November 2009 through September 2013. ProFund Advisors LLC: Senior Portfolio Manager since October 2013 and Portfolio Manager from November 2009 through September 2013. ProShare Capital Management LLC: Senior Portfolio Manager since August 2016.

Statement of Additional Information (“SAI”):

Information about Ryan Dofflemeyer in the “Portfolio Manager Ownership” and “Other Accounts Managed by Portfolio Managers” tables in the “PORTFOLIO MANAGEMENT” section of the SAI is deleted in its entirety.

For more information, please contact the Fund at 1-866-776-5125.

Please retain this supplement for future reference.